Income Taxes - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Sep. 05, 2018	Apr. 06, 2018	Apr. 30, 2011	Dec. 31, 2020
Disclosure of Income Taxes [Line Items]
pre-tax income				$ 3,165
Prior year tax loss carryforwards value				$ 557
Increase in tax to be paid			$ 27
Income tax return 2012 [member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed		$ 36
Income tax return 2011 [member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed	$ 25